Organization and Principal Activities (Details) - USD ($)				1 Months Ended		12 Months Ended
	Dec. 19, 2016	Jul. 06, 2016	May 14, 2015	Jan. 24, 2017	May 20, 2015	Dec. 31, 2017	Dec. 31, 2016
Organization and Principal Activities (Textual)
Ordinary shares, issued						23,758,817	22,898,864
Escrow shares						8,000,000
Jing Kai [Member]
Organization and Principal Activities (Textual)
Registered capital			$ 80,000,000
Ding Xin [Member]
Organization and Principal Activities (Textual)
Registered capital					$ 1,000,000
Ding Tai [Member]
Organization and Principal Activities (Textual)
Registered capital	$ 30,000,000
Xin Quan [Member]
Organization and Principal Activities (Textual)
Registered capital				$ 30,000,000
Adrie Global Holdings Limited [Member]
Organization and Principal Activities (Textual)
All outstanding interests of Adrie for a purchase price		$ 200,000,000
Ordinary shares, issued		20,000,000
Escrow shares		8,000,000